Earnings (loss) per share (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Earnings per share [abstract]
Schedule of Information on Earnings (Loss) Per Share and Number of Shares Used in Calculations of Basic Loss Per Share

The information on earnings (loss) per share and number of shares used in the calculations of basic and diluted earnings (loss) per share is shown below:

	For the three-month periods ended				For the nine-month periods ended
	September 30,		September 30,		September 30,		September 30,
	2024		2023		2024		2023

Net income available to common stockholders (basic)	Ps.	257,600			Ps.	357,993
Weighted average common shares (2)		112,200,752				107,798,668
Basic earnings per share	Ps.	2.30			Ps.	3.32
Net income available to common stockholders (diluted)	Ps.	258,008			Ps.	358,401
Diluted weighted average common shares (2)		142,254,384				137,894,806
Diluted earnings per share	Ps.	1.81				2.60

Not loss available to class A shares			Ps.	(339,051)			Ps.	(209,169)
Basic and diluted loss per class A share			Ps.	(28.25)			Ps.	(17.43)
Weighted average class A shares (1)				12,000,000				12,000,000

The information on earnings (loss) per share and number of shares used in the calculations of basic loss per share is shown below:

	December 31, 2023		December 31, 2022		December 31, 2021
Net loss for the year	Ps.	(306,153)	Ps.	(565,110)	Ps.	(816,674)
Weighted average Class A shares (1) (2)		12,000,000		12,000,000		12,000,000
Basic and diluted loss per share		(25.51)		(47.09)		(68.06)